Debt and Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt and Warrant Liabilities
Debt and Warrant Liabilities

NOTE 12 — Debt and Warrant Liabilities

The following table presents the outstanding principal and accrued interest balances as of March 31, 2025 and December 31, 2024. Interest expense includes both contractual interest in the notes and the amortization of original issue discounts. Original issue discounts reflect debt issuance costs as well as the relative fair value of warrants issued concurrently with certain debt instruments. All outstanding indebtedness is secured by a continuing security interest in substantially all of the Company’s assets.

Notes	Maturities	Effective Rate	March 31, 2025	December 31, 2024
340 Broadway holdings	2026	15.0%	$1,000,000	$—
Silverback Capital Corporation	2026	15.0%	1,000,000	—
Aegus Corp	2024	12.0%	230,000	230,000
Azure SJBT notes	2024	14.5%	2,275,000	2,275,000
LAM LHA	2024	7.8%	40,456	40,456
Polar note	2025	0.0%	1,250,000	1,175,000
Seaport notes	2030	9.0%	19,121,883	17,612,166
Steele consolidated	2028	9.0%	3,000,000	2,863,000
John Redmond(other)	2018-2024	12.0%	—	19,821,055
Catalytic notes	2020	12.0%	—	1,563,796
Bay Point notes	2023	15.0%	—	813,633
Seed financing notes	2024	12.0%	—	3,600,000
Total Principal			$27,917,339	$49,994,106
Accrued interest (compounded)			869,821	57,474,111
Total debt			$28,787,160	$107,468,217
Reported as:
Short-term debt			11,085,709	107,468,217
Long-term debt			17,701,451	—
Total debt			$28,787,160	$107,468,217

As of January 2, 2025. nearly all lenders agreed to convert their outstanding principal and accrued interest balances into Common Stock of the Company with the exceptions of Aegus Corporation, Azure SJBT, LAM LHA, Polar loan, Seaport Group SIBS, and Steele loans, which remained outstanding as of March 31, 2025.

John Redmond Notes

Azure Notes

The Company has issued multiple notes to Azure, which is an affiliate of and controlled by John Redmond.

On February 7, 2025, the Company entered into a non-binding refinance term sheet with NACS, LLC, John Redmond, and SJBT. Under the terms of this agreement, the Company was to issue 316,616 shares of common stock to SJBT. SJBT would then sell these shares, subject to a leak-out agreement, and use the sale proceeds to repay the carryforward amounts of the existing loans. The proceeds from the share sales were specifically applied to reduce the accrued and unpaid interest on the Azure loans. The following table lists the accrued interest and principal balances of the notes issued to related parties associated with John Redmond.

As of March 31, 2025, only three loans totaling $2.4 million owed to Azure remained on the balance sheet. The rest of the loan balances, along with the related accrued interest payables, had been converted into 743,920 shares of the Company’s Common Stock at closing and 316,616 shares on February 7, 2025. The settlement was treated as a capital transaction, with the corresponding gain being recorded in additional paid-in capital, as the settlement was deemed to be a troubled debt restructuring.

			Principal and Accrued Interest
Issuance date	Maturities	Interest Rate	As of March 31, 2025	As of December 31, 2024
January 1, 2021	March 31, 2024	12.00%	$—	$1,110,178
January 1, 2021	March 31, 2024	12.00%	—	5,412,393
October 25, 2021	March 31, 2024	14.50%	400,000	632,888
October 25, 2021	March 31, 2024	14.50%	900,000	1,423,997
October 1, 2022	March 31, 2024	14.50%	1,118,983	1,348,478
		Total	$2,418,983	$9,927,934

NACS Note

On October 11, 2013, the Legacy Company issued a promissory note to NACS LLC (the “2013 NACS Note”) bearing interest at 8% per annum, with a default interest rate of 12% and a principal amount of $11,493,949. The 2013 Note allowed for prepayment of principal and accrued interest at any time without penalty. On June 1, 2016, the 2013 NACS Note was amended to provide NACS with the right to convert the principal and accrued interest into Series A and Series B units of the Legacy Company at conversion prices of $1.00 and $0.47 per unit, respectively. The amended maturity date of the note was December 31, 2018. The loan remained unpaid as of the effective date of Business Combination on January 2, 2025. At closing of the Business Combination, the loan was converted to shares and settled. The settlement was treated as a capital transaction, with the corresponding gain being recorded in additional paid-in capital, as the settlement was deemed to be a troubled debt restructuring.

In accordance with ASC 815, the Legacy Company evaluated the embedded conversion features for potential bifurcation. After assessment, it was determined that bifurcation was not required, as the embedded features did not meet the net settlement criteria necessary for derivative accounting treatment.

Additionally, John Redmond entered into an intercreditor agreement with the Seed financing noteholders, which granted drag-along conversion rights and certain collateral agency rights under specified terms. These drag-along rights were determined to be contingent conversion features and did not require recognition until the triggering contingency occurred. Furthermore, the rights did not meet the definition of a derivative under ASC 815.

Assumed Notes

On September 12, 2012, the Legacy Company issued a promissory note with a principal amount of $3,270,119 to a third party. The note bore interest at 8% per annum and a default interest rate of 12%, with a maturity date of December 31, 2018. The note was subsequently acquired by NACS LLC. As of December 31, 2024, the principal and accrued interest on the note totaled $13,512,610.

On October 2, 2019, Mr. Redmond acquired from another party (i) a secured promissory note with a principal amount of $300,000 bearing interest at 12% per annum, and (ii) a warrant to purchase 2.26% of the Legacy Company’s issued and outstanding Series B units for every $1,000,000 of initial principal and accrued unpaid interest, with an exercise price of $0.01 per unit. The warrant is exercisable at any time, in whole or in part, but not for fractional units. The warrant includes a contingent conversion provision under which, if any portion of the NACS-held senior secured notes is converted into equity of the Company, a proportionate portion of this warrant is automatically deemed exercised. As of December 31, 2024, the outstanding principal and accrued interest on this note were $810,238.

Also on October 2, 2019, Mr. Redmond purchased an additional secured promissory note from a third party with a principal balance of $200,000 and a 12% annual interest rate. This note included a warrant with terms similar to those described above. As of December 31, 2024, the principal and accrued interest on this note totaled $540,159.

Upon the closing of the Business Combination on January 2, 2025, the outstanding principal and accrued interest related to the NACS note and all assumed notes were converted into 745,444 shares of the Company’s Common Stock. The conversion eliminated the associated debt balances from the Company’s condensed consolidated balance sheet, and the fair value of the shares issued was recognized as a capital transaction with the corresponding gain recorded in additional paid-in capital as the settlement was deemed to be a troubled debt restructuring.

Following table summarizes the position in all the notes owned by Mr. Redmond.

	As of March 31, 2025			As of December 31, 2024
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure-SJBT	$143,983	$2,275,000	$2,418,983	$3,095,947	$6,831,987	$9,927,934
NACS, LLC	—	—	—	25,052,756	11,493,949	36,546,705
Assumed Notes	—	—	—	11,092,887	3,770,119	14,863,006
Total	$143,983	$2,275,000	$2,418,983	$39,241,591	$22,096,055	$61,337,646

Seaport Loans

Seaport Global Loans

On July 17, 2019, the Legacy Company issued a note to Seaport Group SIBS LLC with an interest rate of 12% and a maturity date of August 31, 2019. As subsequently amended, the note provides for a maximum principal amount of $4,500,000. As amended, the note contains a $10.00 option to purchase a percentage of membership interests of the Legacy Company (determined on a fully diluted basis at the time of such exercise) equal to (i) the outstanding principal amount under such note, plus accrued and unpaid interest by (ii) $22,500,000.

On June 13, 2023, the Legacy Company amended and restated its note with Seaport (the “2023 Seaport Note”). The 2023 Seaport Note provides for a new principal loan amount of $7,853,008, a maximum loan amount of $10,000,000, a 12% annual interest rate a maturity date of March 31, 2024, and is senior secured indebtedness. In addition to the principal and interest payable under the 2023 Seaport Note, the note grants Seaport an option to purchase a percentage of membership interests of the Legacy Company (determined on a fully diluted basis at the time of such exercise) equal to (i) the outstanding principal amount under such note, plus accrued and unpaid interest by (ii) $20,010,000. The option has no expiration date and will be in full force and effect until it is exercised, or the principal and accrued interest of the Seaport note are paid in full.

Pursuant to the loan amendment agreement executed on December 1, 2023, on September 28, 2023, the total accrued and unpaid interests in the amount of $500,853 were rolled into the principal in the amount of $10,170,000 at the time to reach at an aggregate principal amount of $10,670,853. On December 31, 2023, the total accrued and unpaid interests in the amount of $352,725 were rolled into the principal in the amount of $12,317,475 at the time to reach at an aggregate principal amount of $12,670,200 as of December 31, 2023.

On September 23, 2024, the Company entered into an intercreditor and collateral agency agreement with Seaport Group SIBS LLC. Pursuant to the agreement, the Company agreed to exchange the entire outstanding principal and accrued interest on the Seaport Group SIBS LLC loan, as of the date of the Business Combination, for a new loan in the same total amount. The accumulated interest was capitalized into the principal balance of the new loan. As of December 31, 2024, the total principal, including rolled-in interest, was $14,701,451. This amount was recorded as the new principal balance as of March 31, 2025. The Company accrued $330,783 interest on this loan for the three months ended March 31, 2025.

Seaport Bridge Loans

On March 24, 2024, the Legacy Company signed the first bridge loan with Seaport Group SIBS, LLC, with an initial principal amount of $421,200. The terms of the first bridge financing are separate from the existing Seaport financing already in place with the Legacy Company. The first bridge loan has a maximum principal draw amount up to $1,000,000, a maturity date of June 30, 2024, an annual interest rate of 12% and default interest rate of 18%, and is pari-passu in seniority to the Seaport Global Loans. In addition, at the consummation of the Business Combination, the note was to be repaid in full out of the proceeds of the transaction and Seaport Group SIBS, LLC is to be issued 1 share for every $1 lent to the Company under the terms of the bridge financing. The note remained outstanding post Business Combination. The Company concluded that the features in the bridge financing are embedded derivatives which are included in the Derivative Liability balance on December 31, 2024 balance sheet in the amount of $2,481,000. As of March 31, 2025 and December 31, 2024, the principal and accrued interest on the note were $1,166,464 and $1,117,345, respectively.

On November 14, 2024, the Legacy Company signed the second bridge loan with Seaport Group SIBS, LLC, with an initial principal amount of $210,000. The terms of the second bridge financing are separate from the Seaport Global Loans already in place with the Legacy Company. The second bridge financing has a maximum principal draw amount of up to $1,000,000, a maturity date of February 12, 2025, an annual interest rate of 9%, compounded daily, and a default interest rate of 18%, compounded daily. Repayment of this note is senior to payment of any and all other outstanding indebtedness owed by the Legacy Company. In addition, at the consummation of the Business Combination, the Company granted the lender the right and option to acquire Common Stock of the Company with the exercise price of $10.00. The number of shares of Common Stock to be issued to the lender upon its exercise of its option shall be equal one share of the Company’s Common Stock for each dollar of the unpaid principals up to $1,000,000. The Company concluded that the features in the Bridge Financing are embedded derivatives which are included in the Derivative Liability balance on the December 31, 2024 balance sheet in the amount of $2,212,000. As of March 31, 2025 and December 31, 2024, the principal and accrued interest on the note were $1,030,618 and $1,008,002, respectively.

On January 7, 2025, Seaport exercised the option related to the second bridge loan, executed on November 14, 2024, by paying an exercise price of $10 to receive 1,000,000 shares of the Company’s Common Stock.

On March 31, 2025, the Company entered into an amendment to the Seaport bridge loan agreements. Under the terms of the amendment, Seaport agreed to convert the cumulative principal and accrued interest from the first and second bridge loans, purchase order loans, and OPG loans into 5,350,000 shares of the Company’s Common Stock. 5,350,000 shares of Common Stock were subsequently issued to Seaport on April 17, 2025.

Seaport Purchase Order loan

On June 27, 2024, the Company executed a purchase order purchase agreement with Seaport Group SIBS, LLC (the “Seaport PO Agreement”). Pursuant to the Seaport PO Agreement, the Company agreed to sell and Seaport Group SIBS, LLC agreed to buy certain purchase orders that the Company is entitled to bill its customer in the future. Two purchase orders amounted to $3,410,023 were approved by the customer in October 2023. For the year ended December 31, 2024, the Company sold invoices in the amount of $364,780 collectively to Seaport Group SIBS LLC in exchange for cash payments of $350,000.

As of December 31, 2024, Seaport Group SIBS, LLC has paid the Company in the amount of $1,777,400 in exchange for the right to receive the full balance of $1,955,140 on the invoice to be billed to the customer in the future. Because the invoices were not billed to the customer at the time of the Seaport PO Agreement, the Company concluded that the total balance of $1,955,140 is considered a series of collateral purchase order loans from Seaport Group SIBS, LLC to the Company by using the underlying cash receipt of the future invoices as collaterals. The Company received $330,000 from the customer on the purchase order and forwarded $288,165 of it to Seaport Group SIBS, LLC for the year ended December 31, 2024. The Company paid back $122,615 to Seaport during the three months ended March 31, 2025.

The following table summarizes the Company’s cumulative activity related to purchase order loans and invoice factoring arrangements with Seaport Group SIBS LLC from inception through March 31, 2025:

As of
March 31, 2025
Total invoices sold to Seaport	$364,780
Total cash received from Seaport	350,000
Total factoring amount	14,780

Total PO loan from Seaport	1,777,400
Interest paid to Seaport	177,740
Total amount in exchange for PO loan	1,955,140
Payment to Seaport	(410,780)
Ending balance	$1,544,360

Seaport OPG Loan

The Company executed multiple promissory note agreements with Seaport Group SIBS, LLC in the third and fourth quarters of 2024 (the “Seaport OPG Promissory Notes”). Each Seaport OPG Promissory Note has an interest rate of 12.0%, and a charge of 10% net proceed as original issue discount. The outstanding principal amount and any accrued interest shall be due and payable at the earlier of: (i) The date on which the Company receives proceeds from customer purchases tied to new purchase orders or invoices (which is separate from the $3,410,023 purchase order loan); (ii) six months from the date of execution. As of March 31, 2025 and December 31, 2024, the principal and accrued interest on the Seaport OPG Promissory Notes, net of unamortized original issue discount, were $922,616 and $856,121, respectively.

On March 31, 2025, the Company entered into an amendment to the Seaport bridge loan agreements. Under the terms of the amendment, Seaport agreed to convert the cumulative principal and accrued interest from the first and second bridge loans, purchase order loans, and OPG loans into 5,350,000 shares of the Company’s Common Stock. 5,350,000 shares of Common Stock were subsequently issued to Seaport on April 17, 2025. In addition, in the same amendment, the Company granted Seaport a warrant to purchase 3,000,000 shares of Common Stock at an exercise price of $0.01 per share. Seaport exercised the warrant on March 31, 2025 by paying $30,000 in cash, and 3,000,000 shares of Common Stock were subsequently issued to Seaport on April 2, 2025. As of March 31, 2025, the Company recognized the fair value of the exercised warrants under “Accrued issuable equity” on the Balance Sheet, reflecting the obligation to issue the related shares.

Seaport Credit Facilities

On December 31, 2024, the Company entered into the Seaport Credit Facility with Seaport Group SIBS LLC. Under the terms of the agreement, Seaport agreed to provide the Company with a credit facility up to $2,000,000 in principal. The outstanding principal and all accrued interest under the Seaport Credit Facility are due and payable upon demand by Seaport, 12 months from the date the funds are disbursed. The Seaport Credit Facility carries an annual interest rate of 15%. As of March 31, 2025, none was drawn from the Seaport Credit Facility.

Catalytic Note and Warrant

On January 23, 2019, the Legacy Company issued a note to Catalytic Holdings I LLC (“Catalytic”) with an interest rate of 12.0% per annum accruing from March 15, 2019, a principal amount of $1,080,000 and a maturity date of April 30, 2019. The principal amount of this note is subject to a 20% original issue discount. As a result, the Legacy Company received cash in the amount of $900,000. Principal and accrued interest on the note as of December 31, 2024 were $2,409,490.

In January 2019, the Legacy Company also issued a warrant to Catalytic. As amended, the warrant entitles Catalytic to purchase 2.0% of the units of the Legacy Company on a fully diluted basis at an exercise price of $0.01 per unit. The warrant expires on the tenth anniversary of the warrant issue date.

On June 26, 2019, the Legacy Company entered into a consulting agreement with Alchemy Advisory LLC (“Alchemy”), a subsidiary of Catalytic. In exchange for the business and strategic advice service from Alchemy, the Company agreed to issue Alchemy warrants which grant Alchemy the ten-year right to purchase membership interests representing voting common Unit of the Legacy Company with a per share exercise price of $0.01 per unit and representing 1.0% of the outstanding common membership interests and membership interest equivalents of the Company.

On May 18, 2023, Catalytic was awarded a summary judgment against the Legacy Company in Company Kings County New York state court. On July 14, 2023, Catalytic notified the Company that it would be presenting the court a proposed order for settlement of its summary judgment, scheduled with the court on August 7, 2023. The proposed order was in the amount of $1,563,796 in satisfaction of Catalytic’s indebtedness with the Company. On September 7, 2023, the court granted Catalytic both the order and judgment amount of $1,563,796 plus accruing interest at a rate of 12% per annum from October 6, 2020. These amounts are incorporated with the amounts on the Company’s condensed consolidated balance sheets plus accrued interest since the summary judgment.

Upon the closing of the Business Combination on January 2, 2025, the outstanding principal and accrued interest related to the Catalytic note of $2,409,490 and derivative liability of $224,434 were converted into 391,712 shares of the Company’s Common Stock. The conversion eliminated the associated debt balances from the Company’s condensed consolidated balance sheets, and there is no outstanding liability as of March 31, 2025. Separately, the Company issued 100,000 shares of Common Stock to Catalytic on February 18, 2025 in connection with the waiver of all claims Catalytic and its affiliates may have against the Company.

Bay Point Note and Warrant

On August 22, 2018, the Legacy Company issued a promissory note to Bay Point Capital Partners, LP (“Bay Point”), with an interest rate of 15%, a default interest rate of 20%, a principal amount of $670,000 and a maturity date of December 1, 2023. Principal and accrued interest on the note as of December 31, 2024 were $1,351,647.

On August 22, 2018, John Redmond executed an unconditional guaranty of payment agreement with Bay Point. For and in consideration of $10.00, John Redmond unconditionally and irrevocably guarantees to Bay Point the complete payment of the principal in the amount of $420,000 and all other obligations of the Legacy Company to Bay Point under the terms of the note or any other documents evidencing, securing or otherwise relating to the note.

In July 2019, the Legacy Company issued Bay Point a warrant to purchase 3.5% of the Series B units of the Legacy Company on a fully diluted basis at an exercise price of $0.01 per unit. The warrant expires on the tenth anniversary of the issue date. The warrant may also be converted, in whole or in part, into a number of units (rounded down to the nearest whole number) equal to (i) the fair market value of the warrant or portion thereof being converted divided by (ii) (A) 70% of the most recent pre-money Company valuation that pertains to securities issued in exchange for raising capital, divided by (B) all issued and outstanding Legacy Company units or securities at the time the warrant is converted to units. Bay Point has a right to put the warrants to the Company at any time.

In November 2023, the Legacy Company amended its loan agreement dated December 15, 2022 and agreed to pay $1,400,000 exit fees, $116,850 legal fees and $89,220 late fees on unpaid interests and principal. The exit fees, legal fees and late fees amounted to $1,606,070 as of December 31, 2024 were recorded in accrued expenses and other current liabilities in the condensed consolidated balance sheets.

On April 24, 2024, the Legacy Company signed a term sheet agreement with Bay Point Capital Partners, LP, defining the terms of the conversion of Bay Point’s indebtedness with the Legacy Company into equity simultaneous with the consummation of the Business Combination. Per the term sheet, Bay Point is to convert its total indebtedness, including any accrued interest and fees, into equity equal to 120% of its total indebtedness as of the date of the consummation of the Business Combination. Successful conversion also releases the Legacy Company from any and all claims Bay Point may have.

Upon the closing of the Business Combination on January 2, 2025, the outstanding principal and accrued interest related to the Bay Point note totaling $1,351,647, the derivative liability of $254,167, and accrued exit fees, legal fees, and late fees totaling $1,606,070 were converted into 402,745 shares of the Company’s common stock. This conversion eliminated the related debt balances from the Company’s condensed consolidated balance sheets, and there is no outstanding liability as of March 31, 2025. Separately, on February 18, 2025, the Company issued 100,000 shares of common stock to Bay Point in connection with the waiver of all claims by Bay Point and its affiliates, and an additional 100,000 shares in settlement of legal fees incurred in the process.

Polar Loan

On April 2, 2024, Polar Multi-Strategy Master Fund (“Polar”), Mars, the Sponsor, and the Company entered into a subscription agreement. Under the agreement, the Sponsor aimed to raise funds from existing Mars investors, which would then be loaned to the Legacy Company for working capital purposes (the “Polar Loan”). Polar agreed to contribute up to $1,000,000 to the Sponsor as a capital contribution in exchange for subscription shares. The Company was obligated to repay the full principal amount of the Polar Loan to Polar upon the closing of the Business Combination. As consideration for the capital investments funded by Polar the Company issued to Polar one common share for each dollar of loan as of or prior to the Business Combination. The Polar Loan shall not accrue interest. The Company concluded that the feature in the Polar Loan is embedded derivatives which are included in the derivative liability balance on the December 31, 2024 Balance Sheet in the amount of $2,607,000.

On May 29, 2024, Polar, the Sponsor and the Company executed another subscription agreement to increase the total Capital Investment amount from $1,000,000 to $1,250,000.

The Company made the first draw request and the Sponsor transferred in the amount of $500,000 on April 3, 2024. The Company made the second draw request and the Sponsor transferred in the amount of $500,000 on April 5, 2024. The Company made the third draw request in the amount of $250,000 and the Sponsor transferred $175,000 on May 31, 2024. The remaining $75,000 in the third draw request was kept by the Sponsor to pay for the shared transaction expenses related to the Business Combination.

Upon the closing of the Business Combination on January 2, 2025, the Company assumed the additional $75,000 liability that the Sponsor kept in the third draw and the total debt liability owed to the Investor was $1,250,000 and $1,175,000 as of March 31, 2025 and December 31, 2024, respectively.

On December 30, 2024, the Company entered into a non-redemption agreement with Polar, under which Polar agreed to reduce its entitlement from 1,250,000 subscription shares (originally granted under agreements dated April 2, 2024 and May 29, 2024) to 312,500 shares of common stock. On January 30, 2025, the Company issued a total of 1,500,000 shares of common stock to Polar, consisting of 312,500 shares issued pursuant to the non-redemption agreement and 1,187,500 shares issued in connection with the elimination of derivative liabilities associated with the April 2 and May 29, 2024 subscription agreements.

Aegus Bridge Financing Notes

On May 7, 2024, the Company signed a bridge financing note with Aegus Corporation, with an initial principal amount of $230,000. The bridge financing note has a maximum principal draw amount of up to $500,000, a maturity date of November 15, 2024, and an annual interest rate of 12%, In addition, at the consummation of the Business Combination, the note is to be repaid in full out of the proceeds of the transaction and Aegus Corporation is to be issued 1 share for every $1 lent to the Company under the terms of the bridge financing. Upon the completion of the Business Combination on January 2, 2025, the principal and interests on the Aegus bridge financing note remained repaid. On February 10, 2025, the Company agreed to issue (i)234,380 shares of Common Stock to Aegus Corporation pursuant to BCA Amendment No. 4; (ii)  70,000 shares of Common Stock to Aegus Corporation in accordance with the settlement agreement and mutual release dated October 14, 2024; (iii) 23,000 shares of Common Stock to Aegus Corporation in accordance with the letter agreement dated February 7, 2025

The Company concluded that the features in the bridge financing are embedded derivatives which are included in the derivative liability balance on December 31, 2024 condensed consolidated balance sheets. Upon the closing of the Business Combination on January 2, 2025, the derivative liability of $551,000 expired.

As of March 31, 2025 and December 31, 2024, the principal and accrued interest on the note were $255,387 and $248,487, respectively.

Seed Financing Notes

The Legacy Company obtained financing from individual lenders in a principal amount of approximately $3.6 million as of December 31, 2024, and issued notes to lenders with stated interest rates between 7.8% and 12% and default interest rates between 15% and 18% between 2014 and 2024. Each noteholder has a continuing security interest in all of the Company’s property and assets. All such notes were in default as of December 31, 2024.

Contemporaneously with the issuance of the seed financing notes, the Legacy Company issued warrants to purchase Series B units at an exercise price of $0.01 per unit. The warrants typically expire ten years after issuance and are each exercisable for up to approximately 3.0% of the total issued and outstanding Series B units.

Upon the closing of the Business Combination on January 2, 2025, all of the outstanding principal and accrued interest, associated derivative liabilities and warrant liabilities were converted into shares of the Company’s Common Stock. The conversion eliminated the associated liability balances from the Company’s condensed consolidated balance sheets, and there is no outstanding liability as of March 31, 2025.

340 Broadway Holdings notes

On January 22, 2025 and January 24, 2025, the Company entered into a series of senior secured promissory note agreements with 340 Broadway Holdings LLC. Pursuant to the terms of these agreements, 340 Broadway Holdings LLC agreed to provide the Company with senior secured financing totaling $2,000,000. The notes bear interest at an annual rate of 15% and mature 12 months from the respective funding dates. The Company received $1,200,000 on January 23, 2025, and the remaining $800,000 on January 30, 2025. On January 22, 2025, $1,000,000 of the outstanding balance was assigned to Silverback Capital Corporation. As of March 31, 2025, the outstanding principal on the 340 Broadway Holdings notes were $1,000,000, and the accrued interest amounted to $26,000.

Silverback Capital Corporation notes

On January 22, 2025, 340 Broadway Holdings LLC assigned $1,000,000 of senior secured promissory note agreements with the Company to Silverback Capital Corporation (“Silverback”). The notes bear interest at an annual rate of 15% and mature 12 months from the respective funding dates. As of March 31, 2025, the outstanding principal on the Silverback Capital Corporation notes were $1,000,000, and the accrued interest amounted to $28,333.

Steele Consolidated Notes

On September 23, 2024, the Company executed an intercreditor and collateral agency agreement with the holders of Steele Interests SIBS, LLC, Steele Interests SIBS II, LLC, Steele Interests SIBS III, LLC, and Steele Interests SIBS IV, LLC (the “Steele Lenders”). Under this agreement, the Steele Lenders agreed to convert the total outstanding principal and accrued interest on their respective loans into a single new loan with a principal balance of $3,000,000 upon the closing of the Business Combination. This loan bears interest at 9% per annum and matures in 2028. As of March 31, 2025, the outstanding principal on the Steele consolidated notes were $3,000,000, and the accrued interest amounted to $67,500.

Liabilities Trigged by Business Combination

Pursuant to the Fifth Amended and Restated Operating Agreement of SIBS, NACS LLC purchased all of the ownership interests in the Company previously held by York Capital Management Global Advisors, LLC (“York”). As part of the agreement, the Legacy Company agreed that if, at any time following the closing date, it receives aggregate proceeds of $20 million or more in connection with a sale, liquidation, recapitalization, merger, initial public offering, or other transaction (including the distribution of profits or other consideration such as stock or securities), it would be obligated to pay York the following: (i) 20% of all proceeds exceeding $20 million but less than $100 million; and (ii) 10% of all proceeds equal to or exceeding $100 million but less than $200 million. Upon the closing of the Business Combination, the equity value of the Legacy Company was determined to be $31,631,205. In accordance with the agreement with York, the Company recorded an accrued liability of $2,326,241 as of March 31, 2025, as this option was contingent on a business combination.

During the fourth quarter of 2023, Ellenoff Grossman and Schole LLP (“EGS”), the Legacy Company’s legal counsel, agreed to receive delay payments on the service fees for services provided to the Company. Pursuant to the agreement, the Company is required to pay deferral service fees contingent upon the successful completion of the Business Combination. As of the date of Business Combination, the deferred service fees remained unpaid, and the Company recorded an accrued liability of $1,058,527 as of March 31, 2025 related to these unpaid services.

On June 18, 2024, the Legacy Company entered into a settlement and mutual release agreement (as amended on October 24, 2024, the “TFA Settlement Agreement”) with Taylor Frères Americas LLP and TFGS VII Gestion LLC (together, “TFA”). The TFA Settlement provided that TFA agreed to accept at the closing of the Business Combination, 1,445,000 shares of Common Stock in exchange for and as satisfaction in full for certain equity owned by TFA and $7,626,000 of debt allegedly owed to TFA (which alleged debt the Company neither confirms or denies). However, the Company believes that the TFA Settlement Agreement expired on December 31, 2024, prior to the closing of the Business Combination, and accordingly, that the TFA Settlement Agreement terminated on December 31, 2024. Of the total shares issued, 850,000 shares were allocated in exchange for TFA’s equity interests in the Legacy Company, while the remaining 595,000 shares were issued in settlement of accrued liabilities, though the liability has not ultimately been settled as of March 31, 2025.

NOTE 11 — Debt and Warrant Liabilities

All of our indebtedness is in default or mature in less than twelve months and is presented as short-term debt in the Balance Sheets as of December 31, 2024 and 2023. Interest expense includes the interest on the notes and amortization of any original issue discounts, which includes debt issuance costs and the relative fair value of warrants issued contemporaneously with certain notes.

All of our indebtedness is secured by a continuing security interest in all of our property and assets.

	Maturities	Effective Rate	December 31, 2024	December 31, 2023
John Redmond notes	2018 - 2024	12.00% -14.50%	22,096,055	22,096,055
Seaport notes	2024	12%	17,612,166	12,670,200
Catalytic notes	2020	12%	1,563,796	1,563,796
Aegus bridge financing notes	2024	12%	248,487	—
Mars capital loan	2024	0%	1,175,000	—
Seed financing notes	2024	12%	6,484,969	6,503,456
Bay Point notes	2023	15%	813,633	813,633
Total Principal			$49,994,106	$43,647,140
Accrued interest (compounded)			57,474,111	45,348,977
Total debt			$107,468,217	$88,996,117
Reported as:
Short-term debt			107,468,217	$88,996,117
Total			$107,468,217	$88,996,117

John Redmond notes

NACS note

On October 11, 2013, the Company issued NACS a note with an interest rate of 8% and a default interest rate of 12% (the “2013 Note”). Principal and accrued interest may be prepaid in whole or in part at any time without penalty. The 2013 Note was amended on June 1, 2016 to provide NACS with the right to convert principal and accrued interest on the note into Series A and Series B units of the Company at a conversion price of $1.00 and $0.47, respectively. As amended, the 2013 Note had a maturity date of December 31, 2018. FASB ASC 815 Derivatives and Hedging generally requires an analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The Company identified certain conversion features which it evaluated for bifurcation and determined that no bifurcation of these embedded or conversion features was required as the net settlement provision was not met.

The principal and accrued interest on the NACS note was $36,546,705 and $32,433,345 as of December 31, 2024 and 2023, respectively. NACS has a lien filed as of December 31, 2024 to prioritize their position relating to the note discussed above.

Azure notes

The Company has issued multiple notes to Azure, which is an affiliate of and controlled by John Redmond:

			Principal and Accrued Interest
Issuance date	Maturities	Interest Rate	As of December 31, 2024	As of December 31, 2023
January 1, 2021	March 31, 2024	12.00%	$1,110,178	$985,227
January 1, 2021	March 31, 2024	12.00%	5,412,393	4,803,224
October 25, 2021	March 31, 2024	14.50%	632,888	547,938
October 25, 2021	March 31, 2024	14.50%	1,423,997	1,232,860
October 1, 2022	March 31, 2024	14.50%	1,348,478	1,167,478
		Total	$9,927,934	$8,736,727

Assumed notes

On September 12, 2012, the Company issued to another party a note with a principal balance of $3,270,119, an interest rate of 8% per annum, a default interest rate of 12% and a maturity date of December 31, 2018. The note was subsequently acquired from the original noteholder by NACS. Principal and accrued interest on the note as of December 31, 2024 and 2023 were $13,512,610 and $11,991,755, respectively.

On October 2, 2019, Mr. Redmond purchased from another party (i) a secured note with a principal amount of $300,000 and an interest rate of 12% per annum and (ii) a warrant to acquire 2.26% of issued and outstanding Series B units for each $1,000,000 of initial principal and accrued unpaid interest, with an exercise price of $0.01. Mr. Redmond may exercise the warrant at any time and from time to time, in whole or in part (but not as to a fractional unit). If at any time any of the principal and interest outstanding on the senior secured promissory notes issued by the Company and held by NACS is converted into any equity membership interests in the Company, the warrant will be deemed to have opted to exercise, without any further action on its part, the same proportionate amount of this warrant as that portion of the NACS notes converted by NACS. Principal and accrued interest on the note as of December 31, 2024 and 2023 were $810,238 and $698,027, respectively.

On October 2, 2019, Mr. Redmond also purchased from another party (i) a secured note with a principal amount of $200,000 and an interest rate of 12% per annum and (ii) a warrant to acquire 2.26% of issued and outstanding Series B units for each $1,000,000 of initial principal and accrued unpaid interest, with an exercise price of $0.01 per unit. Principal and accrued interest on the note as of December 31, 2024 and 2023 were $540,159 and $465,351, respectively.

Seaport notes

On July 17, 2019, the Company issued a note to Seaport Group LLC Profit Sharing Plan (“Seaport”) with an interest rate of 12% and a maturity date of August 31, 2019. As subsequently amended, the note provides for a maximum principal amount of $4,500,000. As amended, the note contains a $10.00 option to purchase a percentage of membership interests of the Company (determined on a fully diluted basis at the time of such exercise) equal to (i) the outstanding principal amount under such note, plus accrued and unpaid interest by (ii) $22,500,000.

On June 13, 2023, the Company amended and restated its note with Seaport (the “2023 Seaport Note”). The 2023 Seaport Note provides for a new principal loan amount of $7,853,008, a maximum loan amount of $10,000,000, a 12% annual interest rate a maturity date of March 31, 2024, and is senior secured indebtedness. In addition to the principal and interest payable under the note, the note grants Seaport an option to purchase a percentage of membership interests of the Company (determined on a fully diluted basis at the time of such exercise) equal to (i) the outstanding principal amount under such note, plus accrued and unpaid interest by (ii) $20,010,000. The option has no expiration date and will be in full force and effect until it is exercised, or the principal and accrued interest of the Seaport Note are paid in full.

Pursuant to the loan amendment agreement executed on December 1, 2023, on September 28, 2023, the total accrued and unpaid interests in the amount of $500,853 were rolled into the principal in the amount of $10,170,000 at the time to reach at an aggregate principal amount of $10,670,853. On December 31, 2023, the total accrued and unpaid interests in the amount of $352,725 were rolled into the principal in the amount of $12,317,475 at the time to reach at an aggregate principal amount of $12,670,200 as of December 31, 2023.

Pursuant to an intercreditor agreement, Seaport note is senior in priority of payment to notes issued to NACS and John Redmond. The principal and accrued interest on the note were $14,701,451 and $12,670,200 as of December 31, 2024 and 2023, respectively. Seaport has a lien filed as of December 31, 2024 to prioritize their position relating to the note discussed above.

Seaport bridge financing

On March 24, 2024, the Company signed a bridge financing note with Seaport Group SIBS, LLC, with an initial principal amount of $421,200. The terms of the bridge financing are separate from the existing Seaport financing already in place with the Company. The bridge financing has a maximum principal draw amount of up to $1,000,000, a maturity date of June 30, 2024, an annual interest rate of 12% and default interest rate of 18%, and is pari-passu in seniority to the existing Seaport financing. In addition, at the consummation of the Business Combination, the note is to be repaid in full out of the proceeds of the transaction and Seaport Group SIBS, LLC is to be issued 1 share for every $1 lent to the Company under the terms of the bridge financing. In the event the business combination does not close, Seaport Group SIBS, LLC has a purchase option of $10 to purchase membership interest in the Company based upon the principal and accrued and unpaid interest divided by $15,000,000. The Company concluded that the features in the Bridge Financing are embedded derivatives which are included in the Derivative Liability balance on the December 31, 2024 balance sheet in the amount of $2,479,000. As of December 31, 2024, the principal and accrued interest on the note were $1,117,345.

On November 14, 2024, the Company signed a second bridge financing note with Seaport Group SIBS, LLC, with an initial principal amount of $210,000. The terms of the bridge financing are separate from the existing Seaport financing already in place with the Company. The second bridge financing has a maximum principal draw amount of up to $1,000,000, a maturity date of February 12, 2025, an annual interest rate of 9%, compounded daily, and a default interest rate of 18%, compounded daily. Repayment of this Note shall be senior to payment of any and all other outstanding indebtedness owed by the Company. In addition, at the consummation of the Business Combination, PubCo grants to the lender the right and option to acquire common shares of the PubCo with the exercise price of $10. The number of PubCo Shares to be issued to the lender upon its exercise of its Option shall be equal one (1) PubCo Share for each dollar of the unpaid principals up to $1,000,000. The Company concluded that the features in the Bridge Financing are embedded derivatives which are included in the Derivative Liability balance on the December 31, 2024 balance sheet in the amount of $2,212,000. As of December 31, 2024, the principal and accrued interest on the note were $1,008,002.

Seaport purchase order loan

On June 27, 2024, the Company executed a purchase order purchase agreement with Seaport Group SIBS, LLC. In the agreement, the Company agreed to sell and Seaport Group SIBS, LLC agreed to buy certain purchase orders that the Company is entitled to bill to its customer in the future. Two purchase orders amounted to $3,410,023 were approved by the customer in October 2023. For the year ended December 31, 2024, the Company sold invoices in the amount of $364,780 collectively to Seaport Group in exchange for cash payments of $350,000.

As of December 31, 2024, Seaport Group SIBS, LLC has paid the Company in the amount of $1,777,400 in exchange for the right to receive the full balance of $1,955,140 on the invoice to be billed to the customer in the future. Because the invoices were not billed to the customer at the time of the agreements, the Company concluded that the total balance of $1,955,140 is considered a series of collateral purchase order loans from Seaport Group SIBS, LLC to the Company by using the underlying cash receipt of the future invoices as collaterals. The Company received $330,000 from the customer on the purchase order and forwarded $288,165 of it to Seaport Group SIBS, LLC for the year ended December 31, 2024.

The following table presents the transactions on the purchase order loan and invoice factoring services between the Company and Seaport for the year ended December 31, 2024.

Year ended
December 31, 2024
Total invoices sold to Seaport	364,780
Total cash received from Seaport	350,000
Total factoring amount	14,780

Total PO loan from Seaport	1,777,400
Interest paid to Seaport	177,740
Total amount in exchange for PO loan	1,955,140
Payment in Q4-2024	(288,165)
Ending balance	1,666,975

Seaport working capital loan

The Company executed multiple promissory note agreements with Seaport Group SIBS, LLC in the third and fourth quarters of 2024. Each promissory note has an interest rate of 12.0%, and a charge of 10% net proceeds as original issue discount. The outstanding principal amount and any accrued interest shall be due and payable at the earlier of: (i) The date on which the Company receives proceeds from customer purchases tied to new purchase orders or invoices (which is separate from the $3,410,023 purchase order loan); (ii) Six months from the date of execution. As of December 31, 2024, the principal and accrued interest on the note, net of unamortized original issue discount, were $856,121.

Catalytic note and warrant

On January 23, 2019, the Company issued a note to Catalytic Holdings I LLC (“Catalytic”) with an interest rate of 12.0% accruing from March 15, 2019, a principal amount of $1,080,000 and a maturity date of April 30, 2019. The principal amount of this note is subject to a 20% original issue discount. As a result, the Company received cash in the amount of $900,000. Principal and accrued interest on the note as of December 31, 2024 and 2023 were $2,409,490 and $2,221,321, respectively.

In January 2019, the Company also issued a warrant to Catalytic. As amended, the warrant entitles Catalytic to purchase 2.0% of the units of the Company on a fully diluted basis at an exercise price of $0.01 per unit. The warrant expires on the tenth anniversary of the warrant issue date.

On June 26, 2019, the Company entered into a consulting agreement with Alchemy Advisory LLC (“Alchemy”), a subsidiary of Catalytic. In exchange for the business and strategic advice service from Alchemy, the Company agreed to issue Alchemy warrants which grant Alchemy the ten-year right to purchase membership interests representing voting common Unit of the Company with a per share exercise price of $0.01 per unit and representing 1.0% of the outstanding common membership interests and membership interest equivalents of the Company.

On May 18, 2023, Catalytic Holdings I LC was awarded a summary judgment against the Company in Company Kings County New York state court. On July 14, 2023, Catalytic notified the Company that it would be presenting the court a proposed order for settlement of its summary judgment, scheduled with the court on August 7, 2023. The proposed order was in the amount of $1,563,796 in satisfaction of Catalytic’s indebtedness with the Company. On September 7, 2023, the court granted Catalytic both the order and judgment amount of $1,563,796 plus accruing interest at a rate of 12% per annum from October 6, 2020. These amounts are incorporated with the amounts on the Company’s Balance Sheets plus accrued interest since the summary judgment.

Bay Point note and warrant

On August 22, 2018, the Company issued a promissory note to Bay Point Capital Partners, LP (“Bay Point”), with an interest rate of 15%, a default interest rate of 20%, a principal amount of $670,000 and a maturity date of December 1, 2023. Principal and accrued interest on the note as of December 31, 2024 and 2023 were $1,351,647 and $1,188,921, respectively. The Bay Point note is in default.

On August 22, 2018, John Redmond executed an unconditional guaranty of payment agreement with Bay Point. For and in consideration of $10.00, John Redmond unconditionally and irrevocably guarantees to Bay Point the complete payment of the principal in the amount of $420,000 and all other obligations of the Company to Bay Point under the terms of the note or any other documents evidencing, securing or otherwise relating to the note.

In July 2019, the Company issued Bay Point a warrant to purchase 3.5% of the Series B units of the Company on a fully diluted basis at an exercise price of $0.01 per unit. The warrant expires on the tenth anniversary of the issue date. The warrant may also be converted, in whole or in part, into a number of units (rounded down to the nearest whole number) equal to (i) the fair market value of the warrant or portion thereof being converted divided by (ii) (A) 70% of the most recent pre-money Company valuation that pertains to securities issued in exchange for raising capital, divided by (B) all issued and outstanding Company units or securities at the time the warrant is converted to units. Bay Point has a right to put the warrants to the Company at any time.

In November 2023, the Company amended its forbearance agreement date December 15, 2022 and agreed to pay $1,400,000 exit fees, $116,850 legal fees and $89,220 late fees on unpaid interests and principal. The exit fees, legal fees and late fees amounted to $1,606,070 as of December 31, 2024 and 2023 were recorded in accrued expenses and other current liabilities in Balance Sheets.

On April 24, 2024, the Company signed a term sheet agreement with Bay Point Capital Partners, LP, defining the terms of the conversion of Bay Point’s indebtedness with the Company into equity simultaneous with the consummation of the Business Combination. Per the term sheet, Bay Point is to convert its total indebtedness, including any accrued interest and fees, into equity equal to 120% of its total indebtedness as of the date of the consummation of the Business Combination. Successful conversion also releases the Company from any and all claims Bay Point may have.

Mars capital loans

On April 2, 2024, Polar Multi-Strategy Master Fund (the “Investor”), Mars Acquisition Corp., a Cayman Islands exempted company (the “SPAC”), Mars Capital Holdings Corporation, a British Virgin Islands business company (the “Sponsor”), and the Company entered into a subscription agreement. The Sponsor seeks to raise funds from existing SPAC investors which will in turn be loaned by the Sponsor to the Company for working capital expenses (“Mars capital loan”). The investor has agreed to fund an amount up to $1,000,000 to the Sponsor as a capital contribution in return for subscription shares. The Company will pay all principal under the Mars capital loan to the Sponsor at the closing of the Business Combination. The investor will be entitled to receive from the Sponsor an amount equal to the amount funded as a return of capital. In consideration of the capital calls funded by the Investor and received by the Sponsor (such funded amounts, being the Investor’s “Capital Investment”), SPAC (or the surviving entity following the Business Combination) will issue 1 share of the surviving entity’s common Unit for each dollar of the Capital Investment that has been funded as of or prior to the close of the Business Combination.

The Mars capital loan shall not accrue interest and shall be repaid by the Company to the Sponsor upon the close of the Business Combination. Upon such repayment from the Company to the Sponsor, an amount equal to the Capital Investment will be paid by the Sponsor (or by the SPAC (or surviving entity following Business Combination closing) on behalf of the Sponsor) to the Investor as a return of capital within 5 business days of the Business Combination Closing.

In the event that, following the Closing, (i) the Business Combination Agreement is terminated or (ii) the Business Combination does not close by November 16, 2024 (or such other date as the parties shall agree) (the “Termination”), the Company agrees that within ten (10) business days of the Termination, (a) it will issue, to the Sponsor, a promissory note with a principal amount equal to the Capital Contribution with terms, rights, and obligations that mirror the Seaport Bridge Note (“Sponsor Note”) and Sponsor shall promptly assign such Sponsor Note to Investor within five (5) business days of its receipt; and (b) it will provide Investor with any further approvals required for the issuance of the Sponsor Note and any subordination agreement necessary to ensure that Investor has all the same rights as Seaport.

On April 2, 2024, the Sponsor and the Company also executed a fund transfer agreement simultaneously, in which the Sponsor agreed to transfer funds received from the Investor to the Company upon receipt. In consideration for the drawdown requests and the transfer of funds from Sponsor to the Company, Sponsor shall receive consideration in the form of securities, either as Transaction Closing Shares or ScanTech units as specified below:

(a)      Upon closing of the Business Combination, Sponsor shall be entitled to 10,000 shares of Pubco Common Unit (“Transaction Closing Shares”). “Pubco Common Unit” means the shares of common Unit, par value of $0.0001 per share, of ScanTech AI Systems Inc.

(b)      In the event that the Business Combination does not consummate, the Sponsor shall be entitled to 0.1% of the total outstanding units of ScanTech as of the date when the Business combination Agreement is terminated (“ScanTech Units”).

On May 29, 2024, the Investor, the Sponsor and the Company executed another subscription agreement to increase the total Capital Investment amount from $1,000,000 to $1,250,000.

The Company made the first draw request and the Sponsor transferred in the amount of $500,000 on April 3, 2024. The Company made the second draw request and the Sponsor transferred in the amount of $500,000 on April 5, 2024. The Company made the third draw request in the amount of $250,000 and the Sponsor transferred $175,000 on May 31, 2024. The remaining $75,000 in the third draw request was kept by the Sponsor to pay for the shared transaction expenses related to the business combination.

The Company concluded that the features in the Mars capital loans are embedded derivatives which are included in the derivative liability balance in the December 31, 2024 Balance Sheet in the amount of $2,607,000. As of December 31, 2024, the principal on the note was $1,175,000 and no interest was accrued.

Aegus bridge financing notes

On May 7, 2024, the Company signed a bridge financing note with Aegus Corp, with an initial principal amount of $230,000. The bridge financing note has a maximum principal draw amount of up to $500,000, a maturity date of November 15, 2024, and an annual interest rate of 12%.  In addition, at the consummation of the Business Combination, the note is to be repaid in full out of the proceeds of the transaction and Aegus Corp is to be issued 1 share for every $1 lent to the Company under the terms of the bridge financing. In the event the Business Combination does not occur, the Company grants Aegus Corp the right to acquire, at any time at the Aegus’s option and upon written notice to the Company, for a purchase price of ten dollars ($10.00), membership interests representing a percentage of the total outstanding equity interests in the Company (determined on a fully diluted basis at the time of such exercise) equal to the percentage determined by dividing (i) the outstanding Principal Amount due under this Note as of the date of such exercise by (ii) $20,010,000.

The Company concluded that the features in the bridge financing are embedded derivatives which are included in the derivative liability balance in December 31, 2024 Balance Sheet in the amount of $551,000. As of December 31, 2024, the principal and accrued interest on the note were $248,487.

Seed financing notes

The Company obtained financing from individual lenders in a principal amount of approximately $7.9 million as of December 31, 2024 and $6.5 million as of December 31, 2023, and issued notes to lenders with stated interest rates between 7.8% and 12% and default interest rates between 15% and 18% between 2014 and 2024. Each noteholder has a continuing security interest in all of the Company’s property and assets. All such notes were in default as of December 31, 2024 and 2023.

Contemporaneously with the issuance of the seed financing notes, the Company issued warrants to purchase Series B units at an exercise price of $0.01 per unit. The warrants typically expire ten years after issuance and are each exercisable for up to approximately 3.0% of the total issued and outstanding Series B units. See Note 16 — Members’ Deficit for further discussion of Series B warrants.

John Redmond also has an intercreditor agreement with the Seed Financing noteholders which provides for drag-along conversion and certain collateral agency rights under certain terms and conditions.